SHARE CAPITAL AND SHARE-BASED PAYMENTS - Changes in Stock Options Issued (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	2,638,749	2,976,360
Granted (in shares) | shares	514,355	668,664
Exercised (in shares) | shares	(1,093,844)	(899,050)
Expired (in shares) | shares	(193,167)	(56,700)
Forfeited (in shares) | shares	(63,470)	(50,525)
Outstanding, ending balance (in shares) | shares	1,802,623	2,638,749
Beginning balance (C$ per share) | $ / shares	$ 10.35	$ 9.35
Granted (C$ per share) | $ / shares	16.81	11.84
Exercised (C$ per share) | $ / shares	(8.78)	(7.79)
Expired (C$ per share) | $ / shares	(18.90)	(14.15)
Forfeited (C$ per share) | $ / shares	(12.81)	(12.70)
Ending balance (C$ per share) | $ / shares	$ 12.14	$ 10.35